Average Annual Total Returns - BlackRock High Yield V.I. Fund	May 01, 2021	Apr. 30, 2021
BloombergBarclaysUSCorporateHighYieldIssuerCappedIndex [Member]
Average Annual Return:
1 Year		7.05%
5 Years		8.57%
10 Years		6.79%
Class I Shares
Average Annual Return:
1 Year	7.27%
5 Years	7.85%
10 Years	6.58%
Class III Shares
Average Annual Return:
1 Year	7.01%
5 Years	7.60%
10 Years	6.31%